MERGER (Details 3) (AMC Entertainment, Inc., Merger Subsidiary, USD $)	0 Months Ended
Aug. 30, 2012
AMC Entertainment, Inc. | Merger Subsidiary
Merger
Financial advisor fees	$ 18,129,000
Management transaction bonuses	6,000,000
Bond amendment fees	3,946,000
Unrecognized stock compensation expense	3,177,000
Other contingent transaction costs	210,000
Financial advisor fees, bond amendment consent fees, and professional and consulting fees related to the Merger	$ 31,462,000